Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Materials and spare parts non-current	$ 14,519,652	$ 21,926,176
Provision for obsolete inventory	(10,240,800)	(8,900,483)
Non-current inventories	4,278,852	13,025,693
Materials and spare parts current	21,760,222	18,440,927
Forest inventories	33,226	994,518
Fuel oil	7,461	16,247
Diesel oil	7,476	16,280
Current inventories	$ 21,808,385	$ 19,467,972